UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5086

Churchill Tax-Free Trust
(Exact name of Registrant as specified in charter)

   380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

  Joseph P. DiMaggio
  380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:(212) 697-6666

Date of fiscal year end: 12/31/12

Date of reporting period: 12/31/12

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report
December 31, 2012

CHURCHILL TAX-FREE FUND OF KENTUCKY
A tax-free income investment

Serving Kentucky Investors For Over 25 Years Churchill Tax-Free Fund of Kentucky “Sticking To Basics”

February, 2013

Dear Fellow Shareholder:

Credit crunch – financial crisis – fiscal cliff – these are just some of the terms that have been in the media over the past year. It’s enough to make your head spin and your stomach turn.

While we certainly take note of the opinions in the press, Management of your Trust doesn’t unduly stress over them. Why? Because we stick to basics – emphasis on high quality securities, intermediate maturity and geographic diversification among projects and communities within Kentucky. Add to this, local orientation, detailed research and top quality service providers, and we believe we have a formula that has served you, and our other shareholders, well over the years in your search for preservation of capital and tax-free income. And, we believe it will continue to serve you well in whatever economic environment prevails during 2013.

Investment Quality. No matter what the quality rating for a particular security may be, it will still be subject to market fluctuations – even in the calmest of markets. However, in general, the higher the quality rating of a municipal security, the greater and more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. Exaggerated price changes that may occur in emotionally charged securities markets normally do not represent the ability of a municipal issuer to pay interest and principal in a timely manner on any particular security. It is the cash flow and solidness of the municipal issuer that count - and this is reflected in the quality level of the credit rating.

Thus, in accordance with your Fund’s prospectus, Churchill Tax-Free Fund of Kentucky may only purchase investment grade securities – those rated within the top four credit ratings by a nationally-recognized statistical rating organization - or, if unrated, determined by your investment team to be of comparable quality. We have specifically designed your Trust this way since we believe there is no substitute for quality.

Intermediate Maturity. Through utilizing a blend of maturities – both shorter-term and longer-term – Churchill Tax-Free Fund of Kentucky attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this approach takes the best that each investment has to offer – gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

Diversification of the Portfolio. To the maximum extent possible, Churchill Tax-Free Fund of Kentucky strives to invest in as many projects, and types of projects, as possible throughout the state. This is done not only to limit exposure in any particular situation, but also to enhance the quality of life throughout Kentucky by financing worthy municipal projects.

NOT A PART OF THE ANNUAL REPORT

Local Orientation. To strengthen the fingers that Churchill Tax-Free Fund of Kentucky keeps on the pulse of the communities it serves, we have intentionally structured your Fund’s Management to include several residents of Kentucky. With this structure, we believe your Trust is more sensitive to the subtle nuances within Kentucky.

Detailed Research. The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate potential risks associated with an individual bond and the adequacy of the compensation provided for that risk. Simply put, we seek to evaluate whether, as a bond investor, your Fund is adequately compensated for the risk associated with lending to a particular issuer.

Top Quality Service Providers. We seek to ensure that highly qualified and knowledgeable organizations look after your investment on a day-to-day basis. The Manager, including its portfolio management team, shareholder servicing and transfer agent, custodian, fund accounting agent, security pricing services, distributor, legal counsel, and auditors were all very carefully chosen and, in our opinion, possess a high level of integrity and expertise.

So, when it appears that the world just might be coming apart at the seams, rest assured that Management of your Fund intends to continue to stick to some tried and true basics.

Sincerely,

Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE ANNUAL REPORT

Serving Kentucky Investors For Over 25 Years Churchill Tax-Free Fund of Kentucky ANNUAL REPORT Management Discussion

Municipal Market and Fund Performance

For the 12 month period ended December 31, 2012, the Kentucky municipal market continued to perform well in comparison to other competitive asset classes like treasuries, mortgages and corporates. More broadly, the overall municipal market posted attractive returns for the period, as measured by the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index) which produced a total return of 3.84% for the reporting period.In contrast, Churchill Tax-Free Fund of Kentucky (the “Fund”) Class Y shares produced a healthy total return of 5.78% for the reporting period. Class Y shares performance differed from the Barclays Capital index as a result of a number of factors, including:

•	While the credit quality of the index and the Fund both averaged AA2/AaA3., the Fund was positioned with a slightly longer average life of 7.1 years versus the index of 6.7 years,

•	Although modified duration of the Fund and index are similar, the Fund’s option adjusted/effective duration was positioned to be longer by approximately two and one half years.

These portfolio construction attributes along with specific security selection decisions served to provide Fund shareholders with an attractive total return for the period relative to the benchmark.

Class Y shares net asset value stood at $10.84 on December 31, 2011. By mid-March, the low ebb for the year was reached at $10.80. The Class Y shares made a steady climb from that point to reach an all-time high of $11.18 in early December. Reported hedge fund selling to book capital gains before year-end and unusual year-end supply contributed to a minor backup in price with the Class Y shares closing the year at $11.08. During the reporting period, the Fund’s net asset value per share increase from $10.84 to $11.08 represented appreciation of 2.21%. After consideration of dividends in the amount of approximately $0.38 per share, the Fund achieved a total return of 5.78% for the year.

The U.S. Treasury market set the overall tone and direction for municipals in 2012. A few exceptions did occur with the ten-year Treasury hitting its all-time high in late July at 1.38% followed by the high-quality ten-year municipal hitting its zenith at 1.47% in very late November. Municipals reacted to fiscal cliff and potential tax exempt status issues, while U.S. Treasuries seemed to react more forcefully to the political aspects of the Euro crisis.

At the beginning of 2012, municipal yields exceeded Treasuries by 10-20% over most maturity ranges. By the end of 2012, the AAA municipal ten-year maturity had returned to trading at its historic norm of about 92% of the Treasury’s yield.

1 | Churchill Tax-Free Fund of Kentucky

MANAGEMENT DISCUSSION (continued)

Kentucky, with a lean fiscal year budget in place, issued 18% fewer bonds in 2012 versus 2011. On average, states issued 30% more bonds in 2012 than they did in 2011. Municipal entities were engaged throughout our Commonwealth in an attempt to refund their debt at a lower net interest cost. These refundings had the effect of raising the overall quality of our portfolio by pre-refunding and escrowing many of the issues the Fund holds. This also temporarily shortened our duration to less than seven years. At year-end, the portfolio was comprised of 9% in these very high grade escrows, having finished at just about 2.8% in 2011. In late summer, partly because of the lack of supply and the refundings, the portfolio’s average life fell below seven years. Through new purchases structured with 4 % coupons, slightly longer intermediate maturities and ten-year calls, the average life of the Fund at year-end was 7.16 years. We believe these are advantageous attributes, which help us maintain current income and give the portfolio a defensive foothold.

U.S. and Kentucky Economy

The economic forecast on a national basis is very diverse. Notable economists have expressed different points of view and have predicted both faster and slower growth rates. A slower rate of growth is our preference. This scenario envisions a 1-2% GDP growth rate for the year and includes the political hiccups of debt ceiling and spending altercations along the way. Municipals may well be sensitive to lurking proposals related to tax exemption if they occur.

As reported by Bloomberg, through the third quarter of 2012, Kentucky exhibited a remarkable resilience on the economic front. Using six indicators of economic health, Bloomberg1 ranked Kentucky the seventh most healthy of the 50 states. The indicator is comprised of mortgage delinquencies, change in personal income, percent change in tax revenue, increase in employment, home prices and a Kentucky equity index. With looming Kentucky legislative political fights over revenue and tax increases to cure structural deficit imbalances, this Bloomberg health indicator is a “breath of fresh air.”

Outlook and Strategy

With interest rates near their all-time lows, it is difficult to anticipate that rates will be headed lower. Certain defensive attributes of the portfolio are designed to insulate the move to either a neutral or modestly higher interest rate environment over the next year. Defensive portfolio attributes (as of December 31, 2012) include: an average coupon of over 4.60%, modified duration of 4.35 years, effective maturity of 5.03 years and final weighted average maturity of just over 13 years. In our view, these defensive portfolio attributes should enable us to meet our investment objective of providing “as high a level of current income exempt from Kentucky State and Federal Income taxes as is consistent with the preservation of capital.”

Thank you for your investment in Churchill Tax-Free Fund of Kentucky.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented.

NOT FDIC INSURED – NO BANK GUARANTEE – MAY LOSE VALUE

1 Source: Bloomberg Economic Evaluation of States - 9/30/2012

2 | Churchill Tax-Free Fund of Kentucky

PERFORMANCE REPORT

The following graph illustrates the value of $10,000 invested in the Class Y shares of Churchill Tax-Free Fund of Kentucky for the 10-year period ended December 31, 2012 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state-specific bond market performance.

	Average Annual Total Return
	for periods ended December 31, 2012
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations
on 5/21/87)
With Maximum Sales Charge	1.32%	4.42%	3.99%	5.64%
Without Sales Charge	5.53	5.27	4.41	5.80
Class C (commenced operations
on 4/01/96)
With CDSC**	3.71	4.38	3.52	3.97
Without CDSC	4.73	4.38	3.52	3.97
Class I (commenced operations
on 8/06/01)
No Sales Charge	5.47	5.12	4.26	4.47
Class Y (commenced operations
on 4/01/96)
No Sales Charge	5.78	5.43	4.56	5.00
Barclays Capital Index	3.84	5.47	4.53	5.83	(Class A)
				5.16	(Class C & Y)
				3.76	(Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal Alternative Minimum Tax (AMT). Past performance is not predictive of future investment results.

** CDSC = 1% contingent deferred sales charge imposed on redemptions made within the first 12 months after purchase

3 | Churchill Tax-Free Fund of Kentucky

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Churchill Tax-Free Fund of Kentucky:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Churchill Tax-Free Fund of Kentucky as of December 31, 2012 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Tax-Free Fund of Kentucky as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 25, 2013

4 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

		Rating
		Moody’s/
Principal		S&P
Amount	General Obligation Bonds (4.9%)	(unaudited)	Value

	Bowling Green, Kentucky
$500,000	2.000%, 06/01/15	Aa2/AA-	$516,590
	Campbell County, Kentucky Public
	Project
1,625,000	4.375%, 12/01/25 Syncora Guarantee,
	Inc. Insured	Aa2/NR	1,783,632
	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR	355,027
	Highland Heights, Kentucky
500,000	5.125%, 12/01/38	A1/NR	558,425
	Lexington-Fayette Urban County,
	Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured(b)	Aa2/AA	4,633,039
	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+**	1,054,989
	Muhlenberg County, Kentucky
730,000	4.500%, 04/01/28	A1/NR	820,170
	City of Owensboro, Kentucky Refunding
	and Improvement
1,355,000	4.000%, 06/01/30	Aa3/NR	1,465,324
	Warren County, Kentucky Unlimited Tax
615,000	4.000%, 06/01/25	Aa2/AA-	689,513
635,000	4.000%, 06/01/26	Aa2/AA-	706,311
660,000	4.000%, 06/01/27	Aa2/AA-	729,373
	Total General Obligation Bonds		13,312,393

	Revenue Bonds (93.7%)

	State Agencies (13.3%)
	Kentucky Asset & Liability Commission
	Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa3/AA	1,212,800
	Kentucky Asset & Liability Commission
	University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG/ FGIC
	Insured	Aa2/AA-	1,632,240
500,000	5.000%, 10/01/25 Series B	Aa2/AA-	581,040
750,000	5.000%, 10/01/26 Series B	Aa2/AA-	870,067
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-	1,158,100
	Kentucky Economic Development Finance
	Authority Louisville Arena Project
3,500,000	5.750%, 12/01/28 AGMC Insured	Aa3/AA-	3,843,245

5 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	State Agencies (continued)
	Kentucky Rural Water Finance Corp.
$205,000	4.250%, 08/01/19 NPFG Insured	Baa2/A+	$218,932
595,000	5.000%, 02/01/20 NPFG Insured	Baa2/A+	602,634
210,000	4.250%, 08/01/20 NPFG Insured	Baa2/A+	223,675
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+	213,806
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+	256,908
200,000	4.500%, 02/01/24 NPFG Insured	Baa2/A+	202,420
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+	272,876
355,000	4.600%, 02/01/25	NR/A+	388,548
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+	307,568
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+	260,070
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+	334,310
	Kentucky Rural Water Finance Corp.,
	Public Project Revenue Refunding
	(Flexible Term Program)
375,000	4.000%, 02/01/28 2012C	NR/A+	398,389
305,000	4.000%, 02/01/29 2012C	NR/A+	323,352
	Kentucky Rural Water Finance Corp.,
	Public Project Revenue Refunding
	& Improvement (Flexible Term
	Program)
450,000	4.000%, 02/01/27 Series 2012F	NR/A+	505,274
465,000	4.000%, 02/01/28 Series 2012F	NR/A+	520,512
490,000	4.000%, 02/01/29 Series 2012F	NR/A+	544,292
470,000	4.000%, 02/01/30 Series 2012F	NR/A+	521,277
490,000	4.000%, 02/01/31 Series 2012F	NR/A+	540,544
515,000	4.000%, 02/01/32 Series 2012F	NR/A+	565,079
435,000	4.000%, 02/01/26 Series 2012F	NR/A+	491,067
	Kentucky State Property and Buildings
	Commission
1,000,000	5.000%, 11/01/17 AMBAC Insured
	(pre-refunded)	A1/A+	1,039,200
1,020,000	5.000%, 11/01/20	Aa3/A+	1,207,762
1,375,000	5.375%, 11/01/23	Aa3/A+	1,609,946
2,820,000	5.750%, 04/01/24 Project 91	A1/A+	3,237,642
2,800,000	5.250%, 02/01/28 AGMC Insured	Aa3/AA-	3,228,036
750,000	5.500%, 11/01/28	Aa3/A+	868,590
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AA-	2,829,100

6 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	State Agencies (continued)
	Kentucky State Property and Buildings
	Commission (continued)
$2,625,000	5.750%, 04/01/29 Project 91	A1/A+	$2,980,766
2,000,000	5.000%, 08/01/30 Project 100	Aa3/A+	2,336,640
	Total State Agencies		36,326,707

	Airport (6.8%)
	Kenton County, Kentucky Airport Board
	Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A-	1,303,445
	Lexington-Fayette Urban County Airport
	Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A	Aa2/AA	1,800,488
400,000	5.000%, 07/01/29 2012 Series A	Aa2/AA	461,368
350,000	5.000%, 07/01/30 2012 Series A	Aa2/AA	402,147
750,000	5.000%, 07/01/31 2012 Series A	Aa2/AA	855,143
	Louisville, Kentucky Regional Airport
	Authority
1,060,000	5.000%, 07/01/18 AMT	A2/A+	1,205,686
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AA-	1,129,340
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A2/A+	2,789,516
	Louisville & Jefferson County Regional
	Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AA-	1,019,690
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AA-	2,027,500
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AA-	1,387,550
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AA-	3,432,273
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AA-	275,473
500,000	5.000%, 07/01/25 NPFG Insured AMT	A2/A+	500,550
	Total Airport		18,590,169

	Colleges and Universities (6.7%)
	Berea, Kentucky Educational Facilities
	(Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,058,920
	Boyle County, Kentucky College
	Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	Aa3/AA-	1,129,920
200,000	4.625%, 06/01/24 AGC Insured	Aa3/AA-	218,330

7 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Colleges and Universities (continued)
	Eastern Kentucky University General
	Receipts
$1,250,000	4.000%, 10/01/27	Aa3/A+	$1,352,450
	Lexington-Fayette, Kentucky Urban
	County Government Transylvania
	University Project
1,390,000	4.500%, 03/01/29	NR/A+	1,524,024
	Louisville & Jefferson County, Kentucky
	University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR*	557,508
	Murray State University Project,
	Kentucky General Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+	809,770
	University of Kentucky General
	Receipts Revenue
885,000	4.500%, 10/01/22 Syncora Guarantee,
	Inc. Insured	Aa2/AA-	990,156
1,545,000	4.500%, 10/01/23 Syncora Guarantee,
	Inc. Insured	Aa2/AA-	1,727,974
1,625,000	4.500%, 10/01/25 Syncora Guarantee,
	Inc. Insured	Aa2/AA-	1,811,761
1,010,000	4.500%, 10/01/26 Syncora Guarantee,
	Inc. Insured	Aa2/AA-	1,123,342
1,000,000	5.000%, 09/01/30	Aa2/AA-	1,174,800
	Western Kentucky University General
	Receipts Revenue
2,000,000	4.200%, 09/01/25 Series A NPFG
	Insured	Aa3/A+	2,116,040
2,475,000	4.200%, 09/01/26 Series A NPFG
	Insured	Aa3/A+	2,609,764
	Total Colleges and Universities		18,204,759

	Hospitals (12.1%)
	Jefferson County, Kentucky Health
	Facilities University Hospital
1,050,000	5.250%, 07/01/22 NPFG Insured	Baa2/BBB	1,053,937
	Kentucky Economic Development
	Finance Authority, Baptist
	Healthcare System
4,795,000	5.375%, 08/15/24	A1/NR***	5,474,979
3,650,000	5.250%, 08/15/46	A1/NR***	4,086,759

8 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hospitals (continued)
	Kentucky Economic Development
	Finance Authority, Catholic Health
$1,000,000	5.000%, 05/01/29	Aa3/AA-	$1,036,740
	Kentucky Economic Development
	Finance Authority, Hospital Facilities
	St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-***	1,107,160
	Kentucky Economic Development
	Finance Authority, Kings Daughter
	Medical Center
1,000,000	5.000%, 02/01/30	A1/A+	1,076,380
	Lexington-Fayette Urban County
	Government, Kentucky Public
	Facilities Co Lease, Eastern State
	Hospital
1,500,000	5.250%, 06/01/32	Aa3/A+	1,710,840
	Louisville & Jefferson County, Kentucky
	Louisville Medical Center
1,000,000	5.000%, 06/01/18 (pre-refunded)	NR/A	1,029,400
	Louisville & Jefferson County, Kentucky
	Metro Health, Jewish Hospital &
	St. Mary’s Health Care, Inc.
650,000	6.000%, 02/01/22 (pre-refunded)	#Aaa/NR	652,847
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Health
	System, Norton Healthcare, Inc.
7,150,000	5.000%, 10/01/26	NR/A-****	7,566,416
1,600,000	5.000%, 10/01/30	NR/A-****	1,689,152
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Louisville
	Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/A	789,471
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Louisville
	Medical Center, Steam & Chilled
	Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A	1,038,461
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Revenue
	Refunding, Catholic Health Initiatives
2,000,000	5.000%, 12/01/30	Aa3/AA-	2,308,000

9 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hospitals (continued)
	Russell, Kentucky Bon Secours Health
	System
$1,000,000	5.000%, 11/01/26 Series 2013(a)	A3/A-	$1,095,860
	Warren County, Kentucky, Warren
	County Community Hospital Corp.
680,000	4.000%, 10/01/29	NR/A	702,154
500,000	5.000%, 10/01/33	NR/A	546,740
	Total Hospitals		32,965,296

	Housing (4.6%)
	Kentucky Housing Corporation Housing
	Revenue
555,000	4.200%, 01/01/17	Aaa/AAA	563,181
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	481,858
285,000	4.250%, 01/01/18	Aaa/AAA	289,204
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	589,093
180,000	4.250%, 07/01/18	Aaa/AAA	182,574
610,000	4.800%, 07/01/20 AMT	Aaa/AAA	621,590
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	1,632,172
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,720,837
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	719,277
250,000	3.625%, 01/01/25	Aaa/AAA	262,592
875,000	4.500%, 07/01/25	Aaa/AAA	955,491
600,000	4.750%, 07/01/26	Aaa/AAA	637,224
315,000	4.850%, 07/01/29	Aaa/AAA	335,002
1,630,000	4.600%, 07/01/32 AMT	Aaa/AAA	1,724,279
540,000	5.150%, 07/01/39	Aaa/AAA	575,073
	Kentucky Housing Multifamily Mortgage
	Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR*	1,341,125
	Total Housing		12,630,572

	Local Public Property (6.2%)
	Bracken County, Kentucky Public
	Properties Corp. Revenue
	Refunding - First Mortgage
1,110,000	5.000%, 08/01/30	Aa3/NR	1,291,318
	Grant County, Kentucky Public Property
	Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR	1,093,270

10 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Local Public Property (continued)
	Jefferson County, Kentucky Capital
	Projects
$1,575,000	4.250%, 06/01/23 AGMC Insured	Aa2/NR***	$1,751,242
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa2/NR***	2,170,623
2,060,000	4.375%, 06/01/26 Series A AGMC
	Insured	Aa2/NR***	2,278,278
1,070,000	4.375%, 06/01/27 Series A AGMC
	Insured	Aa2/NR***	1,179,086
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa2/NR***	1,799,916
	Kentucky Association of Counties
	Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-	1,251,050
515,000	4.000%, 02/01/25	NR/AA-	561,628
315,000	5.375%, 02/01/27	NR/AA-	358,839
330,000	5.375%, 02/01/28	NR/AA-	374,679
	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-	1,054,208
	Laurel County, Kentucky Public Property
	Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR	270,143
	Lexington-Fayette Urban County,
	Kentucky Public Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR	532,705
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR	524,840
	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR	390,444
	Total Local Public Property		16,882,269

	Pollution Control (1.3%)
	Carroll County, Kentucky Environmental
	Facilities Revenue (Kentucky Utilities)
	AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/A-	1,658,700
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Pollution
	Refunding, Louisville Gas & Electric
	Co. Project
2,000,000	1.650%, 10/01/33	A2/A-	2,022,600
	Total Pollution Control		3,681,300

11 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	School Building Revenue (23.8%)
	Barren County, Kentucky School
	Building Revenue
$1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR	$1,332,260
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR	1,762,351
	Boone County, Kentucky School
	District Finance Corp. School
	Building Revenue
1,000,000	4.125%, 08/01/22 Syncora Guarantee,
	Inc. Insured	Aa3/NR	1,053,060
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR	1,708,217
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR	1,337,375
	Bullitt County, Kentucky School
	District Finance Corp.
200,000	4.300%, 10/01/21 NPFG Insured
	(pre-refunded)	Aa3/NR	213,776
2,455,000	4.500%, 10/01/22 NPFG Insured
	(pre-refunded)	Aa3/NR	2,632,644
1,590,000	4.500%, 10/01/23 NPFG Insured
	(pre-refunded)	Aa3/NR	1,705,052
1,145,000	4.500%, 04/01/27	Aa3/NR	1,263,920
1,200,000	4.500%, 04/01/28	Aa3/NR	1,320,900
	Campbell County, Kentucky School
	District Finance Corp. School
	Building Revenue
340,000	3.500%, 08/01/22	Aa3/NR	368,825
	Christian County, Kentucky School
	District Finance Corp.
750,000	4.125%, 08/01/23 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa3/NR	820,282
1,590,000	4.125%, 08/01/24 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa3/NR	1,738,999
	Daviess County, Kentucky School
	District Finance Corp.
200,000	5.000%, 06/01/24 (pre-refunded)	Aa3/NR	213,112
	Fayette County, Kentucky School
	District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured
	(pre-refunded)	Aa2/AA	5,426,800
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa2/AA	4,785,970
750,000	4.250%, 06/01/29 Series A	Aa2/AA	828,000

12 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	School Building Revenue (continued)
	Floyd County, Kentucky School Finance
	Corporation School Building
$1,255,000	4.125%, 03/01/26 Syncora Guarantee,
	Inc. Insured	Aa3/NR	$1,298,737
	Fort Thomas, Kentucky Independent
	School District Finance Corp.
610,000	4.375%, 04/01/25	Aa3/NR	640,134
	Franklin County, Kentucky School
	District Finance Corp.
1,000,000	5.000%, 04/01/24 (pre-refunded)	Aa3/NR	1,058,330
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR	1,308,133
1,560,000	4.000%, 06/01/29	Aa3/NR	1,669,840
1,000,000	4.000%, 06/01/30	Aa3/NR	1,065,370
	Graves County, Kentucky School
	Building Revenue
1,260,000	5.000%, 06/01/22 (pre-refunded)	Aa3/NR	1,284,457
1,320,000	5.000%, 06/01/23 (pre-refunded)	Aa3/NR	1,345,621
	Jessamine County, Kentucky School
	District Finance Corp., School
	Building Revenue
1,365,000	4.000%, 08/01/32	Aa3/NR	1,467,252
	Kenton County, Kentucky School
	District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR	468,923
4,250,000	5.000%, 06/01/22 NPFG Insured
	(pre-refunded)	Aa3/NR	4,528,630
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR	627,294
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR	788,235
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR	340,688
	Larue County, Kentucky School
	District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa3/NR	290,102
470,000	4.500%, 07/01/22 NPFG Insured	Aa3/NR	502,867
785,000	4.500%, 07/01/23 NPFG Insured	Aa3/NR	837,179
	Laurel County, Kentucky School
	District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR	327,231
	Magoffin County, Kentucky School
	District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR	397,834
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR	500,916

13 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	School Building Revenue (continued)
	Ohio County, Kentucky School
	Building Revenue
$790,000	4.500%, 05/01/24	Aa3/NR	$867,467
325,000	4.500%, 05/01/25	Aa3/NR	355,342
	Oldham County, Kentucky School
	District Finance Corp.
500,000	5.000%, 05/01/19 NPFG Insured
	(pre-refunded)	Aa3/NR	531,120
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR	1,057,140
1,370,000	4.000%, 09/01/32	Aa3/NR	1,503,370
	Owensboro, Kentucky Independent
	School District Finance Corp.
	School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR	983,450
	Pendleton County, Kentucky School
	District Finance Corp. School
	Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR	769,259
	Pike County, Kentucky School
	Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR	1,452,208
	Scott County, Kentucky School
	District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa3/NR	1,160,659
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa3/NR	2,031,519
1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa3/NR	1,622,260
1,500,000	3.400%, 02/01/32	Aa3/NR	1,521,075
	Spencer County, Kentucky School
	District Finance Corp., School
	Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR	1,080,990
	Warren County, Kentucky School
	District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR	308,741
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR	532,595
	Total Schools Building Revenue		65,036,511

14 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Turnpike/Highway (9.5%)
	Kentucky State Turnpike Authority
$3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+	$3,327,000
3,500,000	5.000%, 07/01/25	Aa2/AA+	4,202,275
2,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA+	2,203,680
1,000,000	5.000%, 07/01/25	Aa2/AA+	1,174,620
2,750,000	5.000%, 07/01/27	Aa2/AA+	3,217,610
1,100,000	5.000%, 07/01/28	Aa2/AA+	1,285,779
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA+	6,050,400
3,000,000	4.000%, 07/01/29	Aa2/AA+	3,324,630
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA+	1,204,450
	Total Turnpike/Highway		25,990,444

	Utilities (9.3%)
	Campbell & Kenton Counties, Kentucky
	(Sanitation District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA	1,867,670
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA	328,362
2,370,000	4.000%, 08/01/27	Aa2/AA	2,605,317
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA	1,581,790
	Henderson, Kentucky Electric System
	Revenue
250,000	4.000%, 12/01/24	A3/NR	266,572
	Kentucky State Municipal Power
	Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	Aa3/AA-	1,155,880
	Louisville & Jefferson County, Kentucky
	Metropolitan Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AA	2,554,430
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AA	2,676,940
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA	1,585,875
500,000	5.000%, 05/15/28 Series A	Aa3/AA	590,100
1,350,000	5.000%, 05/15/34	Aa3/AA	1,549,678
635,000	4.250%, 05/15/38 Series A AGMC
	Insured	Aa3/AA	671,132
	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR	1,181,360
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,133,699
1,250,000	4.500%, 02/01/30	Aa3/NR	1,390,187

15 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

			Rating
			Moody’s/
Principal			S&P
Amount		Revenue Bonds (continued)	(unaudited)	Value

		Utilities (continued)
		Owensboro, Kentucky Electric and
		Power
$1,000,000		5.000%, 01/01/21 AGMC Insured	Aa3/AA-	$1,198,440
		Owensboro, Kentucky Water Revenue
500,000		5.000%, 09/15/27 AGMC Insured	Aa3/NR	562,865
		Owensboro-Daviess County, Kentucky
		Regional Water Resource Agency
		Wastewater Refunding & Improvement
930,000		4.375%, 01/01/27 Series A Syncora
		Guarantee, Inc. Insured	NR/AA-	975,626
		Trimble County, Kentucky Environmental
		Facilities Revenue Refunding, Louisville
		Gas & Electric Co.
500,000		4.600%, 06/01/33 AMBAC Insured	A2/A-	522,895
		Total Utilities		25,398,818

		Total Revenue Bonds		255,706,845

		Total Investments (cost $250,614,602-
		note 4)	98.5%	269,019,238
		Other assets less liabilities	1.5	4,002,420
		Net Assets	100.0%	$273,021,658

	*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

	Fitch ratings ** AAA *** AA **** A

	(a)	Security purchased on a delayed delivery or when-issued basis.
	(b)	Security pledged as collateral for the Fund’s delayed delivery or when-issued commitments.

16 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Investments†

Aaa of Moody’s or AAA of S&P or Fitch	5.0%
Pre-refunded bonds†† / Escrowed to maturity bonds	9.0
Aa of Moody’s or AA of S&P or Fitch	69.4
A of Moody’s or S&P or Fitch	15.5
Baa of Moody’s or BBB of S&P	0.4
Not rated*	0.7
100.0%

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FHA - Financial Housing Administration
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

17 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

ASSETS
Investments at value (cost $250,614,602)	$269,019,238
Cash	36,015
Interest receivable	3,510,110
Receivable for Fund shares sold	2,452,683
Other assets	15,209
Total assets	275,033,255
LIABILITIES
Payable for investment securities purchased	1,093,120
Dividends payable	380,980
Payable for Fund shares redeemed	359,204
Management fee payable	92,208
Distribution and service fees payable	6,364
Accrued expenses	79,721
Total liabilities	2,011,597
NET ASSETS	$273,021,658
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$246,516
Additional paid-in capital	255,425,622
Net unrealized appreciation on investments (note 4)	18,404,636
Undistributed net investment income	166,095
Accumulated net realized loss on investments	(1,221,211)
	$273,021,658
CLASS A
Net Assets	$218,629,805
Capital shares outstanding	19,741,232
Net asset value and redemption price per share	$11.07
Maximum offering price per share (100/96 of $11.07
adjusted to nearest cent)	$11.53
CLASS C
Net Assets	$12,507,962
Capital shares outstanding	1,130,000
Net asset value and offering price per share	$11.07
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed during the first 12 months
after purchase)	$11.07	*
CLASS I
Net Assets	$7,396,044
Capital shares outstanding	668,114
Net asset value, offering and redemption price per share	$11.07
CLASS Y
Net Assets	$34,487,847
Capital shares outstanding	3,112,236
Net asset value, offering and redemption price per share	$11.08

See accompanying notes to financial statements.

18 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012

Investment Income:

Interest income		$10,626,264

Expenses:

Management fee (note 3)	$1,048,307
Distribution and service fees (note 3)	437,928
Transfer and shareholder servicing agent
fees (note 3)	136,642
Trustees’ fees and expenses (note 8)	119,888
Legal fees	111,428
Fund accounting fees	36,425
Shareholders’ reports and proxy statements	34,480
Custodian fees (note 6)	24,637
Auditing and tax fees	22,150
Registration fees and dues	14,407
Insurance	10,608
Chief compliance officer services (note 3)	5,452
Miscellaneous	35,411
Total expenses	2,037,763

Expenses paid indirectly (note 6)	(1,830)
Net expenses		2,035,933
Net investment income		8,590,331

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	166,188
Change in unrealized appreciation on
investments	5,413,033

Net realized and unrealized gain (loss) on
investments		5,579,221
Net change in net assets resulting from
operations		$14,169,552

See accompanying notes to financial statements.

19 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
OPERATIONS:
Net investment income	$8,590,331	$8,811,487
Net realized gain (loss) from securities
transactions	166,188	(983,195)
Change in unrealized appreciation on
investments	5,413,033	13,926,233
Change in net assets from operations	14,169,552	21,754,525

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(6,892,274)	(6,947,720)

Class C Shares:
Net investment income	(263,128)	(251,820)

Class I Shares:
Net investment income	(227,424)	(270,650)

Class Y Shares:
Net investment income	(1,173,201)	(1,319,975)
Change in net assets from distributions	(8,556,027)	(8,790,165)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	42,628,406	25,166,834
Reinvested dividends and distributions	3,996,264	3,942,600
Cost of shares redeemed	(27,285,983)	(36,326,398)
Change in net assets from capital share
transactions	19,338,687	(7,216,964)

Change in net assets	24,952,212	5,747,396

NET ASSETS:
Beginning of period	248,069,446	242,322,050

End of period*	$273,021,658	$248,069,446

* Includes undistributed net investment
income of:	$166,095	$131,150

See accompanying notes to financial statements.

20 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2012

1. Organization

Churchill Tax-Free Fund of Kentucky (the “Fund”), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On April 30, 1998, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On December 1, 2012, the Board of Trustees approved a change in the Fund’s fiscal year end from December to March.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

21 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	269,019,238
Level 3 – Significant Unobservable Inputs	—
Total	$269,019,238

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

22 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

Management has reviewed the tax positions for each of the open tax years (2009-2011) or expected to be taken in the Fund’s 2012 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2012 the Fund increased undistributed net investment income by $641 and decreased additional paid-in capital by $641. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In December 2011, FASB (the “Financial Accounting Standards Board”) issued ASU (“Accounting Standards Update”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund’s average net assets.

23 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the year ended December 31, 2012, distribution fees on Class A Shares amounted to $314,707 of which the Distributor retained $10,586.

Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the year ended December 31, 2012, amounted to $81,539. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the year ended December 31, 2012, amounted to $27,180. The total of these payments with respect to Class C Shares amounted to $108,719 of which the Distributor retained $21,174.

Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2012, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $25,378 of which $14,502 related to the Plan and $10,876 related to the Shareholder Services Plan.

24 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such intermediaries. For the the year ended December 31, 2012, total commissions on sales of Class A Shares amounted to $572,126 of which the Distributor received $47,874.

4. Purchases and Sales of Securities

During the the year ended December 31, 2012, purchases of securities and proceeds from the sales of securities aggregated $53,297,649 and $32,048,304, respectively.

At December 31, 2012, the aggregate tax cost for all securities was $250,448,507. At December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $18,685,408 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $114,677 for a net unrealized appreciation of $18,570,731.

5. Portfolio Orientation

Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations.

6. Expenses

The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

25 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	2,973,701	$32,697,942	1,824,609	$19,277,035
Reinvested distributions	318,731	3,504,972	325,789	3,428,267
Cost of shares redeemed	(1,906,698)	(20,984,314)	(1,956,032)	(20,369,092)
Net change	1,385,734	15,218,600	194,366	2,336,210
Class C Shares:
Proceeds from shares sold	383,020	4,212,313	236,851	2,512,229
Reinvested distributions	16,303	179,179	16,791	176,711
Cost of shares redeemed	(142,259)	(1,564,065)	(225,140)	(2,376,054)
Net change	257,064	2,827,427	28,502	312,886
Class I Shares:
Proceeds from shares sold	4,350	47,700	–	–
Reinvested distributions	20,003	220,021	25,000	262,539
Cost of shares redeemed	(5,330)	(59,058)	(100,439)	(1,069,349)
Net change	19,023	208,663	(75,439)	(806,810)
Class Y Shares:
Proceeds from shares sold	516,524	5,670,451	319,880	3,377,570
Reinvested distributions	8,349	92,092	7,140	75,083
Cost of shares redeemed	(426,153)	(4,678,546)	(1,204,352)	(12,511,903)
Net change	98,720	1,083,997	(877,332)	(9,059,250)
Total transactions in Fund
shares	1,760,541	$19,338,687	(729,903)	$(7,216,964)

8. Trustees’ Fees and Expenses

At December 31, 2012 there were 7 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended December 31, 2012 was $93,551. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the the year ended December 31, 2012, such meeting-related expenses amounted to $26,337.

26 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

9. Securities Traded on a When-Issued Basis

The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At December 31, 2012, the Fund had capital loss carryforwards of $1,221,211 of which $112,779 expires in 2016, $175,082 expires in 2017 and $101,515 and $831,835 have no expiration and retain their character of short-term and long-term, respectively.

The tax character of distributions:

	Year Ended December 31,
	2012	2011
Net tax-exempt income	$8,555,151	$8,790,165
Taxable income	876	–
	$8,556,027	$8,790,165

27 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Capital loss carry forward	$(1,221,211)
Unrealized appreciation	18,570,731
Undistributed tax-exempt income	380,980
Other temporary differences	(380,980)
$17,349,520

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

Beginning in December 2007 the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

28 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.84	$10.26	$10.51	$9.42	$10.38
Income (loss) from investment operations:
Net investment income(1)	0.36	0.39	0.40	0.41	0.40
Net gain (loss) on securities (both
realized and unrealized)	0.23	0.58	(0.25)	1.09	(0.92)
Total from investment operations	0.59	0.97	0.15	1.50	(0.52)
Less distributions (note 10):
Dividends from net investment income	(0.36)	(0.39)	(0.40)	(0.41)	(0.39)
Distributions from capital gains	–	–	–	–	(0.05)
Total distributions	(0.36)	(0.39)	(0.40)	(0.41)	(0.44)
Net asset value, end of period	$11.07	$10.84	$10.26	$10.51	$9.42
Total return (not reflecting sales charge)	5.53%	9.64%	1.38%	16.05%	(5.05)%
Ratios/supplemental data
Net assets, end of period (in millions)	$219	$199	$186	$195	$170
Ratio of expenses to average net assets	0.76%	0.77%	0.75%	0.76%	0.79%
Ratio of net investment income to average
net assets	3.30%	3.73%	3.80%	3.96%	3.97%
Portfolio turnover rate	12%	12%	8%	8%	14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.76%	0.77%	0.75%	0.76%	0.78%

____________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

29 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.83	$10.25	$10.51	$9.42	$10.38
Income (loss) from investment operations:
Net investment income(1)	0.27	0.30	0.31	0.32	0.31
Net gain (loss) on securities (both
realized and unrealized)	0.24	0.58	(0.26)	1.09	(0.91)
Total from investment operations	0.51	0.88	0.05	1.41	(0.60)
Less distributions (note 10):
Dividends from net investment income	(0.27)	(0.30)	(0.31)	(0.32)	(0.31)
Distributions from capital gains	–	–	–	–	(0.05)
Total distributions	(0.27)	(0.30)	(0.31)	(0.32)	(0.36)
Net asset value, end of period	$11.07	$10.83	$10.25	$10.51	$9.42
Total return (not reflecting CDSC)	4.73%	8.72%	0.42%	15.06%	(5.85)%
Ratios/supplemental data
Net assets, end of period (in millions)	$13	$9	$9	$4	$3
Ratio of expenses to average net assets	1.61%	1.62%	1.59%	1.60%	1.64%
Ratio of net investment income to average
net assets	2.43%	2.87%	2.90%	3.06%	3.10%
Portfolio turnover rate	12%	12%	8%	8%	14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.61%	1.62%	1.59%	1.60%	1.63%

____________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

30 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.83	$10.25	$10.51	$9.42	$10.38
Income (loss) from investment operations:
Net investment income(1)	0.34	0.37	0.39	0.39	0.38
Net gain (loss) on securities (both
realized and unrealized)	0.24	0.58	(0.27)	1.09	(0.91)
Total from investment operations	0.58	0.95	0.12	1.48	(0.53)
Less distributions (note 10):
Dividends from net investment income	(0.34)	(0.37)	(0.38)	(0.39)	(0.38)
Distributions from capital gains	–	–	–	–	(0.05)
Total distributions	(0.34)	(0.37)	(0.38)	(0.39)	(0.43)
Net asset value, end of period	$11.07	$10.83	$10.25	$10.51	$9.42
Total return	5.47%	9.48%	1.13%	15.89%	(5.16)%
Ratios/supplemental data
Net assets, end of period (in millions)	$7	$7	$7	$8	$8
Ratio of expenses to average net assets	0.91%	0.92%	0.90%	0.90%	0.93%
Ratio of net investment income to average
net assets	3.15%	3.58%	3.64%	3.82%	3.83%
Portfolio turnover rate	12%	12%	8%	8%	14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.91%	0.92%	0.90%	0.90%	0.92%

____________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

31 | Churchill Tax-Free Fund of Kentucky

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	ClassY
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.84	$10.26	$10.52	$9.43	$10.39
Income (loss) from investment operations:
Net investment income(1)	0.38	0.41	0.42	0.42	0.41
Net gain (loss) on securities (both
realized and unrealized)	0.24	0.58	(0.26)	1.09	(0.91)
Total from investment operations	0.62	0.99	0.16	1.51	(0.50)
Less distributions (note 10):
Dividends from net investment income	(0.38)	(0.41)	(0.42)	(0.42)	(0.41)
Distributions from capital gains	–	–	–	–	(0.05)
Total distributions	(0.38)	(0.41)	(0.42)	(0.42)	(0.46)
Net asset value, end of period	$11.08	$10.84	$10.26	$10.52	$9.43
Total return	5.78%	9.81%	1.44%	16.21%	(4.88)%
Ratios/supplemental data
Net assets, end of period (in millions)	$34	$33	$40	$46	$37
Ratio of expenses to average net assets	0.61%	0.62%	0.60%	0.61%	0.64%
Ratio of net investment income to average
net assets	3.45%	3.89%	3.95%	4.10%	4.12%
Portfolio turnover rate	12%	12%	8%	8%	14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.61%	0.62%	0.60%	0.61%	0.63%

____________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

32 | Churchill Tax-Free Fund of Kentucky

Additional Information (unaudited)

Trustees(1)
and Officers
Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Interested Trustee(5)

Diana P. Herrmann New York, NY (1958)	Trustee since 1995 and President since 1999
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder and Sponsor of the Aquila Group of Funds(6) and parent of Aquila Investment Management LLC, Manager, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Manager; Chair, Vice Chair, President, Executive Vice President and/ or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the U.S. mutual fund industry trade organization dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
			11	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and since 2010); Vice Chair and Trustee of Pacific Capital Funds of Cash Assets Trust (three Aquila money-market funds) 2004-2012

Non-interested Trustees

Thomas A. Christopher Danville, KY (1947)	Chair of the Board of Trustees since 2005 and Trustee since 1992	Senior partner of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; President, A Good Place for Fun, Inc., a sports facility, since 1987; Director, Sunrise Children’s Services Inc., since 2010; Director, Global Outreach International, since 2011; currently or formerly active with various professional and community organizations.	5	None

33 | Churchill Tax-Free Fund of Kentucky

			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

David A. Duffy North Kingstown, RI (1939)	Trustee since 2009	Retired Founder and Chairman of Duffy & Shanley, Inc., a marketing communications firm, 1973-2003; past Chairman of the Rhode Island Convention Center Authority, 2003-2011; Director (advisory board) of Citizens Bank of Rhode Island, 1999-2012; past National Chairman, National Conference for Community & Justice (NCCJ); past Vice Chair, Providence College Board of Trustees; officer or director of numerous civic and non-profit organizations including Rhode Island Hospital.	2	Delta Dental of Rhode Island

Anne J. Mills Scottsdale, AZ (1938)	Trustee since 1987	President, Loring Consulting Company since 2001; Vice President for Business Management and CFO, Ottawa University, 1992-2001, 2006-2009; IBM Corporation, 1965-1991; currently active with various charitable, educational and religious organizations.	5	None

John J. Partridge Providence, RI (1940)	Trustee since 2009	Founding Partner, Partridge Snow & Hahn LLP, a law firm, Providence, Rhode Island, since 1988, Senior Counsel, since January 1, 2007; Assistant Secretary –Advisor to the Board, Aquila Narragansett Tax-Free Income Fund, 2005-2008, Trustee 2002-2005; director or trustee of various educational, civic and charitable organizations, including Ocean State Charities Trust, Memorial Hospital of Rhode Island, and The Pawtucket Foundation.	5	None

34 | Churchill Tax-Free Fund of Kentucky

Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

James R. Ramsey Louisville, KY (1948)	Trustee since 1987
President, University of Louisville since November 2002; Professor of Economics, University of Louisville, 1999-present; Kentucky Governor’s Senior Policy Advisor and State Budget Director, 1999-2002; Vice Chancellor for Finance and Administration, the University of North Carolina at Chapel Hill, 1998 to 1999; previously Vice President for Finance and Administration at Western Kentucky University, State Budget Director for the Commonwealth of Kentucky, Chief State Economist and Executive Director for the Office of Financial Management and Economic Analysis for the Commonwealth of Kentucky, Adjunct Professor at the University of Kentucky, Associate Professor at Loyola University-New Orleans and Assistant Professor at Middle Tennessee State University.
			2	Community Bank and Trust, Pikeville, KY and Texas Roadhouse Inc.

Laureen L. White North Kingstown, RI (1959)	Trustee since 2009	President, Greater Providence Chamber of Commerce, since 2005, Executive Vice President 2004-2005 and Senior Vice President, 1989-2002; Executive Counselor to the Governor of Rhode Island for Policy and Communications, 2003-2004.	2	None

35 | Churchill Tax-Free Fund of Kentucky

Positions
Held with
Name,	Fund and
Address(2)	Length of
and Year of Birth	Service(3)	Principal Occupation(s) During Past 5 Years

Trustee Emeritus(7)

Theodore T. Mason Hastings-on-Hudson, NY (1935)	Trustee Emeritus since 2011; Trustee 1987-2011
Executive Director, East Wind Power Partners LTD since 1994 and Louisiana Power Partners, 1999-2003; Assistant Treasurer, Fort Schuyler Maritime Alumni Association, Inc., successor to Alumni Association of SUNY Maritime College, since 2010 (Treasurer, 2004-2009, President, 2002-2003, First Vice President, 2000-2001, Second Vice President, 1998-2000) and director of the same organization since 1997; Director, STCM Management Company, Inc., 1973-2004; twice national officer of Association of the United States Navy (formerly Naval Reserve Association), Commanding Officer of four naval reserve units and Captain, USNR (Ret); director, The Navy League of the United States New York Council since 2002; trustee, The Maritime Industry Museum at Fort Schuyler, 2000-2004; and Fort Schuyler Maritime Foundation, Inc., successor to the Maritime College at Fort Schuyler Foundation, Inc., since 2000; Trustee, Hawaiian Tax-Free Trust since 1984 and Chair since 2004; Trustee Aquila Three Peaks High Income Fund since 2006; Trustee Emeritus, Churchill Tax-Free Fund of Kentucky and Narragansett Insured Tax-Free Income Fund since 2011; Trustee, 1987-2011 and 2009-2011, respectively; Trustee of Pacific Capital Funds of Cash Assets Trust (three Aquila money-market funds, consisting of Pacific Capital Cash Assets Trust (1984-2012), Pacific Capital Tax-Free Cash Assets Trust (1988-2012), and Pacific Capital U.S. Government Securities Cash Assets Trust (1988-2012)) and Chair of the Board of each, 2004-2012.

Officers

Charles E. Childs, III New York, NY (1957)	Executive Vice President since 2003 and Secretary since 2011
Executive Vice President of all funds in the Aquila Group of Funds and the Manager and the Manager’s parent since 2003; Chief Operating Officer of the Manager and the Manager’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Manager’s parent since 1987; Executive Vice President, Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market funds, 1988-2012; Director of the Distributor since 2012.

Marie E. Aro Denver, CO (1955)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Three Peaks Opportunity Growth Fund since 2004; Senior Vice President, Tax-Free Trust of Arizona since 2010 and Vice President, 2004-2010; Senior Vice President, Aquila Three Peaks High Income Fund since 2006; Senior Vice President, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Aquila Narragansett Tax-Free Income Fund, Tax-Free Fund For Utah, Tax-Free Fund of Colorado and Tax-Free Trust of Oregon since 2010; Vice President, INVESCO Funds Group, 1998-2003.

36 | Churchill Tax-Free Fund of Kentucky

Positions
Held with
Name,	Fund and
Address(2)	Length of
and Year of Birth	Service(3)	Principal Occupation(s) During Past 5 Years

Paul G. O’Brien Charlotte, NC (1959)	Senior Vice President since 2010
Co-President, Aquila Distributors, Inc. since 2010, Managing Director, 2009-2010; Senior Vice President of Aquila Three Peaks High Income Fund, Aquila Three Peaks Opportunity Growth Fund, and each of the Aquila Municipal Bond Funds since 2010; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Todd W. Curtis Phoenix, AZ (1949)	Vice President since 2004; Co-Portfolio Manager since 2009
Senior Vice President since 2004 and Portfolio Manager since 1886, Tax-Free Trust of Arizona; Vice President since 2004 and Co-Portfolio Manager since 2009, Churchill Tax-Free Fund of Kentucky, backup portfolio manager, 2004-2009; Vice President and Co-Portfolio Manager, Tax-Free Fund For Utah, since 2009; Vice President and Portfolio Manager, Banc One Investment Advisors, Inc. and its predecessors, 1981-2004.

Royden P. Durham Louisville, KY (1951)	Vice President and Co-Portfolio Manager since 2011
Vice President and Co-Portfolio Manager, Churchill Tax-Free Fund of Kentucky, since 2011; President, advEnergy solutions LLC, 2007-2011; Vice President and Trust Advisor, JP Morgan Chase, 2005-2006; Vice President and Trust Officer, Regions Morgan Keegan Trust, 2003-2005; Vice President Fixed Income and Equity Portfolios, The Sachs Company / Louisville Trust Company, 1986-2003.

Robert Matthew Waters Union, KY (1970)	Vice President since 2012
Vice President, Churchill Tax-Free Fund of Kentucky since 2012; Internal Sales Manager, Fifth Third Asset Management, Cincinnati, OH, 2010 - 2012, Regional Sales Director, 2012; Sales Associate, Russell Investments, Tampa, FL, 2008 - 2010; Financial Advisor, Bank of America Investment Services, Tampa FL, 2008; Product Specialist Manager - Asset Management Services, Raymond James Financial, St. Petersburg, FL, 2007 - 2008, Internal Wholesaler - Asset Management Services, 2004 - 2007, Account Executive - Raymond James Bank, 2002 - 2004; Certified Investment Management Analyst.

James T. Thompson Bountiful, Utah (1955)	Assistant Vice President since 2009
Vice President and Co-Portfolio Manager, Tax-Free Fund For Utah, since 2009; Assistant Vice President and Backup Portfolio Manager, Tax-Free Trust of Arizona and Churchill Tax-Free Fund of Kentucky, since 2009; Senior Vice President, First Security Bank/Wells Fargo Brokerage Services LLC, Salt Lake City, Utah 1991-2009.

37 | Churchill Tax-Free Fund of Kentucky

Positions
Held with
Name,	Fund and
Address(2)	Length of
and Year of Birth	Service(3)	Principal Occupation(s) During Past 5 Years

Randall S. Fillmore New York, NY (1960)	Chief Compliance Officer since 2012
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Manager and the Distributor since 2012; Managing Director, Fillmore & Associates, 2009-2012; Fund and Adviser Chief Compliance Officer (2002-2009), Senior Vice President - Broker Dealer Compliance (2004-2009), Schwab Funds Anti Money Laundering Officer and Identity Theft Prevention Officer (2004-2009), Vice President - Internal Audit (2000-2002), Charles Schwab Corporation; National Director, Information Systems Risk Management - Consulting Services (1999-2000), National Director, Investment Management Audit and Business Advisory Services (1992-1999), Senior Manager, Manager, Senior and Staff Roles (1983-1992), PricewaterhouseCoopers LLP.

Joseph P. DiMaggio New York, NY (1956)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.

Yolonda S. Reynolds New York, NY (1960)	Assistant Treasurer since 2010
Assistant Treasurer of each fund in the Aquila Group of Funds since 2010; Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA-CREF, 2007; Senior Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (1966)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

__________________
(1)  The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2)  The mailing address of each Trustee and officer is c/o Churchill Tax-Free Fund of Kentucky, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3)  Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4)  Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5)  Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and former Trustee, Chairman and Chairman Emeritus of the Fund.

(6)  The “Aquila Group of Funds” includes: Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund (Rhode Island) and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.

(7)  A Trustee Emeritus may attend Board meetings but has no voting power.

38 | Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below is based on an investment of $1,000 invested on July 1, 2012 and held for the six months ended December 31, 2012.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended December 31, 2012

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.81%	$1,000.00	$1,028.10	$3.82
Class C	2.46%	$1,000.00	$1,024.60	$8.14
Class I	2.82%	$1,000.00	$1,028.20	$4.59
Class Y	2.98%	$1,000.00	$1,029.80	$3.06

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.75%, 1.60%, 0.90% and 0.61% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

39 | Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2012

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.37	$3.81
Class C	5.00%	$1,000.00	$1,017.09	$8.11
Class I	5.00%	$1,000.00	$1,020.61	$4.57
Class Y	5.00%	$1,000.00	$1,022.12	$3.05

(1)
Expenses are equal to the annualized expense ratio of 0.75%, 1.60%, 0.90% and 0.61% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

40 | Churchill Tax-Free Fund of Kentucky

Information Available (unaudited)

Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www. aquilafunds.com or call us at 1-800-437-1020.

The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2012 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the calendar year ended December 31, 2012, $8,555,151 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 99.99% of total dividends paid during calendar year 2012, were exempt-interest dividends; and the balance was ordinary income.

Prior to February 15, 2013, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2012 calendar year.

41 | Churchill Tax-Free Fund of Kentucky

PRIVACY NOTICE (unaudited)

 Churchill Tax-Free Fund of Kentucky

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

42 | Churchill Tax-Free Fund of Kentucky

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Founders
Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Thomas A. Christopher, Chair
David A. Duffy
Diana P. Herrmann
Anne J. Mills
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President and
Co-Portfolio Manager
Royden P. Durham, Vice President and Co-Portfolio Manaager
Robert M. Waters, Vice President
Randall S. Fillmore, Chief Compliance
Officer Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of December 31, 2012 (the end of the reporting period) the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Registrant's Code of Ethics that applies to the Registrant's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Registrant's Code of Ethics that applies to the Registrant's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Registrant's Internet address at www.aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Ms.  Anne J. Mills, a member of its audit committee, is an audit committee financial expert.  Ms. Mills is 'independent' as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,100 in 2011 and $18,800 in 2012.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,400 and $3,400 in 2011 and 2012, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of
1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
President and Trustee March 5, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer March 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee March 5, 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer March 5, 2013

CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.